Quarterly Holdings Report
for

Fidelity® Series Small Cap Opportunities Fund

April 30, 2019

SMO-QTLY-0619
1.847958.112

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 0.4%
Iridium Communications, Inc. (a)	909,800	$24,983,108
Entertainment - 0.7%
Cinemark Holdings, Inc.	431,700	18,152,985
World Wrestling Entertainment, Inc. Class A	251,500	21,088,275
		39,241,260
Interactive Media & Services - 0.4%
CarGurus, Inc. Class A (a)	601,900	24,521,406
Media - 1.1%
Nexstar Broadcasting Group, Inc. Class A	311,700	36,484,485
The New York Times Co. Class A	890,700	29,526,705
		66,011,190
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (a)	653,800	14,867,412

TOTAL COMMUNICATION SERVICES		169,624,376

CONSUMER DISCRETIONARY - 12.4%
Auto Components - 1.2%
Fox Factory Holding Corp. (a)	419,700	32,568,720
Standard Motor Products, Inc.	403,534	20,164,594
Stoneridge, Inc. (a)	503,500	15,825,005
		68,558,319
Diversified Consumer Services - 0.3%
Laureate Education, Inc. Class A (a)	1,278,900	20,129,886
Hotels, Restaurants & Leisure - 3.3%
BJ's Restaurants, Inc.	442,711	22,095,706
Churchill Downs, Inc.	355,500	35,852,175
Denny's Corp. (a)	994,700	18,521,314
Planet Fitness, Inc. (a)	601,800	45,556,260
PlayAGS, Inc. (a)	760,183	18,335,614
Texas Roadhouse, Inc. Class A	551,300	29,775,713
YETI Holdings, Inc. (b)	732,100	26,121,328
		196,258,110
Household Durables - 2.0%
Helen of Troy Ltd. (a)	232,479	33,476,976
Skyline Champion Corp.	252,148	5,322,844
Taylor Morrison Home Corp. (a)	1,376,700	26,652,912
TopBuild Corp. (a)	439,689	31,319,047
TRI Pointe Homes, Inc. (a)	1,682,233	21,953,141
		118,724,920
Internet & Direct Marketing Retail - 0.2%
Etsy, Inc. (a)	195,600	13,210,824
Leisure Products - 0.8%
Acushnet Holdings Corp.	674,000	16,991,540
Brunswick Corp.	237,400	12,157,254
Johnson Outdoors, Inc. Class A	233,193	17,878,907
		47,027,701
Multiline Retail - 0.6%
Ollie's Bargain Outlet Holdings, Inc. (a)	375,900	35,951,076
Specialty Retail - 2.1%
Burlington Stores, Inc. (a)	100,000	16,891,000
Monro, Inc.	359,481	30,135,292
Murphy U.S.A., Inc. (a)	343,500	29,358,945
The Children's Place Retail Stores, Inc.	241,500	27,246,030
Williams-Sonoma, Inc. (b)	323,400	18,488,778
		122,120,045
Textiles, Apparel & Luxury Goods - 1.9%
Deckers Outdoor Corp. (a)	263,000	41,609,230
Steven Madden Ltd.	1,069,347	38,870,763
Wolverine World Wide, Inc.	787,652	28,993,470
		109,473,463

TOTAL CONSUMER DISCRETIONARY		731,454,344

CONSUMER STAPLES - 3.0%
Beverages - 0.2%
Cott Corp.	893,300	13,855,083
Food & Staples Retailing - 1.4%
BJ's Wholesale Club Holdings, Inc.	1,228,390	34,824,857
Casey's General Stores, Inc.	133,400	17,655,490
Performance Food Group Co. (a)	779,425	31,917,454
		84,397,801
Food Products - 0.9%
Ingredion, Inc.	145,500	13,786,125
Nomad Foods Ltd. (a)	948,200	19,722,560
Post Holdings, Inc. (a)	158,600	17,886,908
		51,395,593
Household Products - 0.1%
Central Garden & Pet Co. (a)	290,700	7,843,086
Personal Products - 0.4%
Inter Parfums, Inc.	273,100	19,797,019

TOTAL CONSUMER STAPLES		177,288,582

ENERGY - 3.6%
Energy Equipment & Services - 1.0%
Ensco PLC Class A	1,473,294	20,581,917
Liberty Oilfield Services, Inc. Class A (b)	654,823	9,763,411
Nabors Industries Ltd.	4,572,800	16,004,800
Total Energy Services, Inc.	1,485,577	10,867,101
		57,217,229
Oil, Gas & Consumable Fuels - 2.6%
Delek U.S. Holdings, Inc.	1,140,700	42,274,342
Diamondback Energy, Inc.	130,793	13,915,067
PDC Energy, Inc. (a)	834,077	36,274,009
Viper Energy Partners LP	786,685	26,448,350
WPX Energy, Inc. (a)	2,627,310	36,493,336
		155,405,104

TOTAL ENERGY		212,622,333

FINANCIALS - 17.4%
Banks - 9.3%
Associated Banc-Corp.	1,660,712	37,681,555
BancFirst Corp.	675,586	38,103,050
Banner Corp.	717,426	38,037,927
City Holding Co.	496,500	39,412,170
Cullen/Frost Bankers, Inc.	350,200	35,611,838
First Bancorp, Puerto Rico	3,311,000	37,414,300
First Citizens Bancshares, Inc.	76,300	34,201,475
First Hawaiian, Inc.	1,422,800	39,340,420
First Interstate Bancsystem, Inc.	751,100	31,741,486
First Merchants Corp.	857,770	31,454,426
Heartland Financial U.S.A., Inc.	490,300	22,014,470
Independent Bank Corp., Massachusetts	437,479	35,098,940
Trico Bancshares	950,669	37,941,200
Trustmark Corp.	861,052	30,963,430
WesBanco, Inc.	849,500	34,251,840
Wintrust Financial Corp.	388,800	29,626,560
		552,895,087
Capital Markets - 2.2%
Hamilton Lane, Inc. Class A	664,500	32,467,470
Houlihan Lokey	580,900	28,649,988
Morningstar, Inc.	295,438	42,380,581
PJT Partners, Inc.	614,366	26,491,462
		129,989,501
Consumer Finance - 0.8%
First Cash Financial Services, Inc.	518,000	50,598,240
Insurance - 2.8%
Amerisafe, Inc.	445,200	26,364,744
Employers Holdings, Inc.	918,270	39,412,148
First American Financial Corp.	758,000	43,251,480
Primerica, Inc.	420,530	54,790,854
		163,819,226
Mortgage Real Estate Investment Trusts - 0.5%
Redwood Trust, Inc.	1,648,000	26,961,280
Thrifts & Mortgage Finance - 1.8%
Essent Group Ltd. (a)	771,200	36,593,440
NMI Holdings, Inc. (a)	1,115,000	31,309,200
WSFS Financial Corp.	882,605	38,110,884
		106,013,524

TOTAL FINANCIALS		1,030,276,858

HEALTH CARE - 14.2%
Biotechnology - 7.9%
Abeona Therapeutics, Inc. (a)	1,125,015	8,662,616
ACADIA Pharmaceuticals, Inc. (a)(b)	1,061,976	25,540,523
Acorda Therapeutics, Inc. (a)	860,971	8,997,147
Agios Pharmaceuticals, Inc. (a)	280,045	15,660,116
Allakos, Inc. (a)(b)	394,588	15,471,795
AnaptysBio, Inc. (a)	221,900	16,136,568
Argenx SE ADR (a)	186,200	23,846,634
Array BioPharma, Inc. (a)	1,075,000	24,305,750
Ascendis Pharma A/S sponsored ADR (a)	201,748	22,470,692
Atara Biotherapeutics, Inc. (a)	481,897	16,191,739
Audentes Therapeutics, Inc. (a)	489,080	18,482,333
bluebird bio, Inc. (a)	116,656	16,545,320
Blueprint Medicines Corp. (a)	238,832	18,058,088
Cellectis SA sponsored ADR (a)	503,595	9,940,965
Crinetics Pharmaceuticals, Inc. (a)	588,805	15,279,490
FibroGen, Inc. (a)	585,100	27,341,723
Heron Therapeutics, Inc. (a)	539,600	11,698,528
Insmed, Inc. (a)	874,182	26,610,100
Intercept Pharmaceuticals, Inc. (a)	217,698	18,761,214
Ionis Pharmaceuticals, Inc. (a)	149,072	11,080,522
Kezar Life Sciences, Inc.	729,500	13,765,665
La Jolla Pharmaceutical Co. (a)(b)	668,700	5,383,035
Mirati Therapeutics, Inc. (a)	286,700	17,055,783
Neurocrine Biosciences, Inc. (a)	270,282	19,525,172
Principia Biopharma, Inc.	422,200	12,628,002
Protagonist Therapeutics, Inc. (a)	893,404	9,228,863
Sage Therapeutics, Inc. (a)	121,975	20,519,854
Sarepta Therapeutics, Inc. (a)	137,500	16,079,250
		465,267,487
Health Care Equipment & Supplies - 2.7%
Glaukos Corp. (a)	181,318	13,078,467
Hill-Rom Holdings, Inc.	216,800	21,987,856
Integer Holdings Corp. (a)	389,400	26,903,646
Integra LifeSciences Holdings Corp. (a)	192,936	10,069,330
iRhythm Technologies, Inc. (a)	162,700	12,415,637
Masimo Corp. (a)	280,000	36,442,000
Merit Medical Systems, Inc. (a)	312,400	17,550,632
STERIS PLC	152,000	19,908,960
		158,356,528
Health Care Providers & Services - 1.1%
Amedisys, Inc. (a)	18,600	2,377,452
AMN Healthcare Services, Inc. (a)	212,958	11,086,593
G1 Therapeutics, Inc. (a)	557,700	11,934,780
Molina Healthcare, Inc. (a)	243,500	31,564,905
Wellcare Health Plans, Inc. (a)	22,200	5,735,370
		62,699,100
Health Care Technology - 0.6%
Inovalon Holdings, Inc. Class A (a)	1,173,500	15,877,455
Veeva Systems, Inc. Class A (a)	149,400	20,896,578
		36,774,033
Life Sciences Tools & Services - 0.6%
ICON PLC (a)	267,900	36,589,782
Pharmaceuticals - 1.3%
MyoKardia, Inc. (a)	344,739	16,540,577
Nektar Therapeutics (a)	317,700	10,172,754
Theravance Biopharma, Inc. (a)	663,172	15,816,652
Turning Point Therapeutics, Inc.	39,400	1,371,120
Xeris Pharmaceuticals, Inc.	902,670	9,207,234
Zogenix, Inc. (a)	592,700	23,109,373
		76,217,710

TOTAL HEALTH CARE		835,904,640

INDUSTRIALS - 14.2%
Aerospace & Defense - 1.4%
Moog, Inc. Class A	551,260	51,619,986
Teledyne Technologies, Inc. (a)	126,240	31,371,902
		82,991,888
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	1,355,030	31,883,856
Building Products - 1.8%
Allegion PLC	289,990	28,775,708
Armstrong World Industries, Inc.	362,000	31,374,540
Simpson Manufacturing Co. Ltd.	767,980	48,904,966
		109,055,214
Commercial Services & Supplies - 1.4%
Interface, Inc.	1,678,920	26,929,877
Tetra Tech, Inc.	429,400	27,790,768
Tomra Systems ASA	971,568	29,257,007
		83,977,652
Construction & Engineering - 2.8%
Comfort Systems U.S.A., Inc.	845,060	45,717,746
EMCOR Group, Inc.	713,420	60,027,163
Jacobs Engineering Group, Inc.	381,180	29,709,169
Valmont Industries, Inc.	200,240	27,000,362
		162,454,440
Electrical Equipment - 0.2%
TPI Composites, Inc. (a)	290,800	9,000,260
Industrial Conglomerates - 0.8%
ITT, Inc.	825,960	50,011,878
Machinery - 2.5%
AGCO Corp.	314,040	22,227,751
Allison Transmission Holdings, Inc.	496,100	23,247,246
ESCO Technologies, Inc.	421,800	31,635,000
Oshkosh Corp.	213,900	17,666,001
SPX Flow, Inc. (a)	814,709	29,280,641
Standex International Corp.	377,803	24,961,444
		149,018,083
Professional Services - 0.6%
CBIZ, Inc. (a)	1,749,343	33,779,813
Road & Rail - 0.5%
Landstar System, Inc.	251,350	27,387,096
Trading Companies & Distributors - 1.7%
Kaman Corp.	712,330	44,100,350
MRC Global, Inc. (a)	1,898,620	32,903,085
Univar, Inc. (a)	1,091,779	24,379,425
		101,382,860

TOTAL INDUSTRIALS		840,943,040

INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 0.4%
InterDigital, Inc.	332,067	21,713,861
Electronic Equipment & Components - 2.2%
CTS Corp.	514,076	15,396,576
ePlus, Inc. (a)	341,132	32,165,336
Fabrinet (a)	537,300	32,517,396
Plexus Corp. (a)	408,796	24,601,343
TTM Technologies, Inc. (a)	1,915,485	25,361,021
		130,041,672
IT Services - 4.3%
Amdocs Ltd.	138,600	7,634,088
CACI International, Inc. Class A (a)	204,300	39,826,242
Endava PLC ADR (a)	523,987	17,328,250
EPAM Systems, Inc. (a)	180,548	32,383,089
ExlService Holdings, Inc. (a)	366,401	21,764,219
Maximus, Inc.	348,201	25,645,004
Presidio, Inc.	1,295,700	19,461,414
Science Applications International Corp.	363,199	27,221,765
Wix.com Ltd. (a)	216,368	29,027,931
WNS Holdings Ltd. sponsored ADR (a)	599,484	34,260,511
		254,552,513
Semiconductors & Semiconductor Equipment - 2.8%
Brooks Automation, Inc.	583,900	21,902,089
Cabot Microelectronics Corp.	231,900	29,277,375
Entegris, Inc.	1,322,291	54,028,810
Nanometrics, Inc. (a)	707,047	21,062,930
Semtech Corp. (a)	691,100	37,229,557
		163,500,761
Software - 5.9%
BlackLine, Inc. (a)	427,138	21,818,209
CommVault Systems, Inc. (a)	454,200	23,890,920
Everbridge, Inc. (a)	447,800	33,087,942
Five9, Inc. (a)	737,900	39,160,353
LivePerson, Inc. (a)	1,203,778	35,306,809
New Relic, Inc. (a)	342,000	35,992,080
Paycom Software, Inc. (a)	136,293	27,603,421
Q2 Holdings, Inc. (a)	514,700	38,818,674
RealPage, Inc. (a)	279,491	18,225,608
RingCentral, Inc. (a)	325,551	37,884,370
ShotSpotter, Inc. (a)	171,603	9,043,478
SPS Commerce, Inc. (a)	305,600	31,702,944
		352,534,808

TOTAL INFORMATION TECHNOLOGY		922,343,615

MATERIALS - 4.2%
Chemicals - 2.3%
Chase Corp.	259,194	24,278,702
Ingevity Corp. (a)	320,604	36,872,666
Innospec, Inc.	474,500	40,247,090
Olin Corp.	673,400	14,606,046
Trinseo SA	234,900	10,558,755
Tronox Holdings PLC	557,500	7,883,050
		134,446,309
Construction Materials - 0.9%
Eagle Materials, Inc.	285,000	25,909,350
nVent Electric PLC	965,600	26,988,520
		52,897,870
Containers & Packaging - 0.4%
Owens-Illinois, Inc.	687,600	13,586,976
Sonoco Products Co.	173,200	10,921,992
		24,508,968
Metals & Mining - 0.6%
Alcoa Corp. (a)	260,700	6,955,476
B2Gold Corp. (a)	4,774,200	12,971,626
Steel Dynamics, Inc.	566,818	17,956,794
		37,883,896

TOTAL MATERIALS		249,737,043

REAL ESTATE - 7.2%
Equity Real Estate Investment Trusts (REITs) - 6.9%
Agree Realty Corp.	656,300	42,967,961
Americold Realty Trust	1,766,000	56,529,660
CoreSite Realty Corp.	334,909	36,642,394
CubeSmart	1,230,300	39,258,873
Equity Lifestyle Properties, Inc.	313,675	36,605,873
Essential Properties Realty Trust, Inc.	1,047,524	21,662,796
Four Corners Property Trust, Inc.	1,776,106	50,512,455
Rexford Industrial Realty, Inc.	1,262,800	47,847,492
Store Capital Corp.	799,603	26,642,772
Terreno Realty Corp.	1,152,000	51,436,800
		410,107,076
Real Estate Management & Development - 0.3%
Cushman & Wakefield PLC	824,623	16,195,596

TOTAL REAL ESTATE		426,302,672

UTILITIES - 3.3%
Electric Utilities - 2.2%
Allete, Inc.	338,200	27,546,390
El Paso Electric Co.	521,780	31,885,976
Hawaiian Electric Industries, Inc.	401,100	16,637,628
IDACORP, Inc.	271,788	26,912,448
PNM Resources, Inc.	23,837	1,106,990
Vistra Energy Corp.	988,400	26,933,900
		131,023,332
Gas Utilities - 1.1%
Atmos Energy Corp.	156,586	16,025,011
Southwest Gas Holdings, Inc.	275,500	22,918,845
Spire, Inc.	308,608	25,981,708
		64,925,564

TOTAL UTILITIES		195,948,896

TOTAL COMMON STOCKS
(Cost $4,657,570,604)		5,792,446,399
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.35% to 2.41% 5/2/19 to 7/11/19 (c)
(Cost $2,787,612)	2,790,000	2,787,611
	Shares	Value

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 2.49% (d)	144,401,303	$144,430,183
Fidelity Securities Lending Cash Central Fund 2.49% (d)(e)	66,608,183	66,614,844
TOTAL MONEY MARKET FUNDS
(Cost $211,043,407)		211,045,027
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $4,871,401,623)		6,006,279,037
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(92,531,571)
NET ASSETS - 100%		$5,913,747,466

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	104	June 2019	$8,289,840	$368,761	$368,761

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,648,225.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,264,997
Fidelity Securities Lending Cash Central Fund	712,139
Total	$2,977,136

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Kezar Life Sciences, Inc.	$17,029,271	$--	$7,339,234	$--	$1,664,460	$2,411,168	$--
Total	$17,029,271	$--	$7,339,234	$--	$1,664,460	$2,411,168	$--

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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